SHARE BASED COMPENSATION, Stock Options Grant Outstanding and Exercisable (Q2) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding (in shares)	1,664,573	1,699,907
Options Outstanding, Weighted Average Exercise Price per Share (in dollars per share)	$ 1.73	$ 1.73
Options Outstanding, Weighted Average Remaining Contractual Life in Years	7 years 3 months 18 days	7 years 8 months 12 days
Stock Options Exercisable (in shares)	819,573	732,407
Options Exercisable, Weighted Average Exercise Price per Share (in dollars per share)	$ 2.57	$ 2.83
Exercise Price Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding (in shares)	882,500	892,500
Options Outstanding, Weighted Average Exercise Price per Share (in dollars per share)	$ 0.33	$ 0.33
Options Outstanding, Weighted Average Remaining Contractual Life in Years	7 years 8 months 12 days	8 years 2 months 12 days
Stock Options Exercisable (in shares)	640,000	595,000
Options Exercisable, Weighted Average Exercise Price per Share (in dollars per share)	$ 0.33	$ 0.33
Exercise Price Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding (in shares)	680,000	685,000
Options Outstanding, Weighted Average Exercise Price per Share (in dollars per share)	$ 1.15	$ 1.15
Options Outstanding, Weighted Average Remaining Contractual Life in Years	7 years 4 months 24 days	7 years 10 months 24 days
Stock Options Exercisable (in shares)	77,500	15,000
Options Exercisable, Weighted Average Exercise Price per Share (in dollars per share)	$ 1.15	$ 1.15
Exercise Price Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding (in shares)	33,334	53,334
Options Outstanding, Weighted Average Exercise Price per Share (in dollars per share)	$ 2.55	$ 2.38
Options Outstanding, Weighted Average Remaining Contractual Life in Years	4 years 9 months 18 days	3 years 6 months
Stock Options Exercisable (in shares)	33,334	53,334
Options Exercisable, Weighted Average Exercise Price per Share (in dollars per share)	$ 2.55	$ 2.38
Exercise Price Range 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding (in shares)	68,739	69,073
Options Outstanding, Weighted Average Exercise Price per Share (in dollars per share)	$ 25.07	$ 25.12
Options Outstanding, Weighted Average Remaining Contractual Life in Years	2 years 1 month 6 days	2 years 7 months 6 days
Stock Options Exercisable (in shares)	68,739	69,073
Options Exercisable, Weighted Average Exercise Price per Share (in dollars per share)	$ 25.07	$ 25.12